Share capital	12 Months Ended
Dec. 31, 2020
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share Capital
10.1 Capital issued

Accounting policies

Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
January 1, 2019		589	122,799	19,633,373
March 29, 2019	Grant of 2019 free shares	—	(13)	—
April 9, 2019	Capital increase	77	29,440	2,566,666
April 9, 2019	Cost of capital increase	—	(1,438)	—
April 25, 2019	Exercise of 2012 founder’s warrants	5	955	160,000
May 1, 2019	Subscription of 2019 warrants	—	3	—
May 21, 2019	Subscription of 2019 warrants	—	6	—
June 24, 2019	Subscription of 2019 warrants	—	3	—
June 25, 2019	Subscription of 2019 warrants	—	3	—
June 28, 2019	Subscription of 2019 warrants	—	5	—
July 17, 2019	Exercise of 2013 founder’s warrants	2	345	55,000
December 31, 2019	U.S. Initial public offering costs reversal	—	1,030	—
December 31, 2019		672	153,139	22,415,039
March 6, 2020	Capital increase	9	0	316,083
June 24, 2020	Subscription of 2020 warrants	—	1	—
June 26, 2020	Subscription of 2020 warrants	—	1	—
June 29, 2020	Subscription of 2020 warrants	—	2	—
June 30, 2020	Subscription of 2020 warrants	—	1	—
July 27, 2020	Capital increase	—	—	6,000
July 28, 2020	Private placement Capital increase	99	20,030	3,300,000
July 28, 2020	Private placement Capital increase transaction costs	—	(1,387)	—
December 16, 2020	U.S. Initial public offering initial deal € - Nasdaq (€11.14)	56	20,609	1,855,000
December 16, 2020	U.S. Initial public offering initial deal $ - Nasdaq ($13.50)	163	60,494	5,445,000
December 18, 2020	U.S. Initial public offering green shoe $ - Nasdaq ($13.50)	33	12,165	1,095,000
December 18, 2020	U.S. Initial public offering costs	—	(9,322)	—
December 31, 2020		1,033	255,735	34,432,122

As of December 31, 2020, the share capital was €1,032,963.66 divided into 34,432,122 fully paid in ordinary shares each with a par value of €0.03, as compared with the 2019 share capital of €672,451.17 divided into 22,415,039 fully paid in ordinary shares, each with a par value of €0.03 and the 2018 share capital of €589,001.19 divided into 19,633,373 fully paid in ordinary shares each with a par value of €0.03.

In 2019, the increase in share capital is mainly related to the issue of 2,566,666 new ordinary shares with a par value of €0.03 each at an issue price of €11.50 resulting in a capital increase of €77 thousand plus a premium of €29.4 million.
In 2020, the increase in share capital is mainly related to the U.S. initial public offering, which closed in December 2020. In the global offering, a total of 8,395,000 ordinary shares was issued, as follows:

•5,445,000 ordinary shares in the form of ADSs were issued in the United States at $13.50 per ADS;
•1,855,000 ordinary shares were issued through a concurrent offering in certain jurisdictions outside of the United States to certain investors at €11.14 per ordinary share; and,
•the underwriters for the global offering exercised in full their option to purchase 1,095,000 additional ADSs at the same public offering price of $13.50 per ADS.

As of December 31, 2019, the transaction costs related to the delayed initial public offering, incurred in 2018, which were initially recorded as a reduction to premiums related to share capital, as well as those incurred in 2019, were written off to expense and included within selling, general and administrative expenses on the statement of operations.

As of December 31, 2020, €10.7 million of transaction costs had been recorded, €9.3 million of which were related to the initial public offering in the United States, and are recognized as a reduction to premiums related to share capital. Those transaction costs are almost paid in full, with only €349 thousand booked in accounts payable as of December 31, 2020.

10.2 Treasury shares

On December 31, 2020, the Company held 12,970 treasury shares under a liquidity contract compared to 15,723 treasury shares as of December 31, 2019. This liquidity contract complies with the general regulations of, and market practices accepted by, the French Financial Markets Authority (“AMF”), entered into following the Company’s French initial public offering in 2012. These shares were deducted from IFRS equity in the amount of €196 thousand and €169 thousand as of December 31, 2020 and 2019, respectively.

10.3 Founders’ warrants, warrants, stock options and free shares

Accounting policies

Accounting policies for share-based payments are described in Note 17.

Detail of change in founders’ warrants, warrants, stock options and free shares

As of December 31, 2020 and 2019, the Company had the following type of equity plans in place: warrant (BSA) plans, founders’ warrant (BSPCE) plans, stock option (OSA) plans and free shares (AGA) plans.

The following tables summarize activity in these plans during the years ended December 31, 2020 and 2019.
BSA

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	Sept. 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	21,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	6,000	—	—	(6,000)	—	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	—	36,208	36,208
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	—	8,000	8,000
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	18,000
BSA 2020	March 17, 2020	6.59	—	18,000	—	—	18,000	18,000
Total			251,028	18,000	—	(6,000)	263,028	263,028

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	Sept. 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	4,000	—	—	—	4,000	4,000
BSA 2015-1	February 10, 2015	17.67	17,000	—	—	—	17,000	17,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	6,000	—	—	—	6,000	6,000
BSA 2016	February 2, 2016	13.74	36,208	—	—	—	36,208	36,208
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	—	8,000	8,000
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.66	—	18,000	—	—	18,000	18,000
Total			233,028	18,000	—	—	251,028	251,028

BSPCE

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	92,100	—	—	(5,950)	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	70,950	—	—	(2,500)	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	38,400	—	—	(7,700)	30,700	30,700
BSPCE 2016	February 2, 2016	14.46	212,969	—	—	(10,352)	202,617	202,617
BSPCE 2017	January 7, 2017	15.93	187,166	—	—	(6,316)	180,850	180,850
Total			751,585	—	—	(32,818)	718,767	718,767

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares issuable
BSPCE 2012-1	May 4, 2012	6.00	1,674,548	—	(160,000)	(1,514,548)	—	—
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 04-2013	April 10, 2013	6.30	55,000	—	(55,000)	—	—	—
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	92,100	—	—	—	92,100	92,100
BSPCE 2015-1	February 10, 2015	18.57	70,950	—	—	—	70,950	70,950
BSPCE 2015-3	June 10, 2015	20.28	39,750	—	—	(1,350)	38,400	38,400
BSPCE 2016	February 2, 2016	14.46	220,967	—	—	(7,998)	212,969	212,969
BSPCE 2017	January 7, 2017	15.93	202,417	—	—	(15,251)	187,166	187,166
Total			2,505,732	—	(215,000)	(1,539,147)	751,585	751,585

OSA

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	54,000	—	—	(2,000)	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	30,250	—	—	(1,500)	28,750	28,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	500,000
OSA 2020	March 11, 2020	6.25	—	407,972	—	(7,263)	400,709	400,709
Total			589,150	407,972	—	(10,763)	986,359	986,359

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares issuable
OSA 2016 -1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	58,000	—	—	(4,000)	54,000	54,000
OSA 2019-1	March 29, 2019	11.08	—	37,500	—	(7,250)	30,250	30,250
OSA LLY 2019	October 24, 2019	6.41	—	500,000	—	—	500,000	500,000
Total			62,900	537,500	—	(11,250)	589,150	589,150
AGA

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	355,250	—	(316,083)	(14,667)	24,500	24,500
AGA 2018-2	July 27, 2018	n.a.	6,000	—	(6,000)	—	—	—
AGA 2019-1	March 29, 2019	n.a.	385,000	—	—	(13,000)	372,000	372,000
AGA 2020	March 11, 2020	n.a.	—	50,000	—	—	50,000	50,000
Total			746,250	50,000	(322,083)	(27,667)	446,500	446,500

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2019	Issued	Exercised	Forfeited	Outstanding at December 31, 2019	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	369,250	—	—	(14,000)	355,250	355,250
AGA 2018-2	July 27, 2018	n.a.	6,000	—	—	—	6,000	6,000
AGA 2019-1	March 29, 2019	n.a.	—	438,250	—	(53,250)	385,000	385,000
Total			375,250	438,250	—	(67,250)	746,250	746,250
Warrant plans

At a meeting on March 17, 2020, the Executive Board, acting pursuant to the delegation granted by the thirty-fourth resolution of the annual shareholders' meeting dated April 11, 2019 and following the approval granted by the Supervisory Board on March 13, 2020, granted 18,000 warrants to members of the Supervisory Board, each entitling the holder to subscribe to a defined number of ordinary shares with a par value of €0.03, at a price of €6.59. The holders subscribed to the warrants prior to the end of the subscription period on September 30, 2020.

At a meeting on March 29, 2019, the Executive Board, acting pursuant to the delegation granted by the thirty-fourth resolution of the annual shareholders' meeting dated May 23, 2018 and following the approval granted by the Supervisory Board on January 23, 2019, granted 18,000 warrants to members of the Supervisory Board, each entitling the holder to subscribe to a defined number of ordinary shares with a par value of €0.03, at a price of €11.66. The holders subscribed to the warrants at the end of the subscription period on June 27, 2019.

Stock option plans

At a meeting on March 11, 2020, the Executive Board adopted the 2019 Stock Option Plan and, acting pursuant to the authorization granted by the thirty-second resolution of the annual shareholders' meeting dated April 11, 2019, granted 407,972 stock options (the “OSA 2020”), 300,000 of which to members of the Executive Board and Mr. Alain Dostie and the remaining 107,972 to employees of the Company, under such 2019 Stock Option Plan. Each OSA 2020 entitles its holder to subscribe one ordinary share of the Company with a par value of €0.03, at an exercise price of €6.25 (issue premium included).

The OSA 2020 may be exercised as follows:
•up to one-third of the OSA 2020 as from March 11, 2021;
•an additional one-third of the OSA 2020 as from March 11, 2022; and
•the balance, i.e., one-third of the OSA 2020 as from March 11, 2023, subject to, for each increment, a continued service condition.

In addition, the Executive Board decided that the exercise of the OSA 2020 granted to members of the Executive Board and Mr. Alain Dostie would also be subject to the achievement of positive results in the 1100 study in 2020. The satisfaction of this performance condition was acknowledged by the Executive Board, with the approval of the supervisory board, on March 17, 2021.

At a meeting on March 29, 2019, the Executive Board, acting pursuant to the authorization granted by the thirty-seventh resolution of the annual shareholders’ meeting dated May 23, 2018, granted 37,500 stock options (the “OSA 2019-1”) to the employees of the Company under the 2018 Stock Option Plan, which was adopted by the Executive
Board on February 5, 2019. Each OSA 2019-1 entitles its holder to subscribe one ordinary share of the Company with a par value of €0.03, at an exercise price of €11.08 (issue premium included).

The OSA 2019-1 may be exercised as follows:
•up to two-thirds of the OSA 2019-1 as from March 30, 2021; and
•the balance, i.e., one-third of the OSA 2019-1 as from March 30, 2022, subject to, for each increment, a continued service condition.

At a meeting on October 24, 2019, the Executive Board, acting pursuant to the authorization granted by the thirty-sixth resolution at the annual shareholders' meeting dated April 11, 2019, adopted the LLY 2019 Stock Option Plan, and granted 500,000 stock options (the “OSA LLY 2019”) to Laurent Levy, chairman of the Executive Board of the Company, under such LLY 2019 Stock Option Plan. Each OSA LLY 2019 entitles its holder to subscribe one ordinary share of the Company with a par value of €0.03, at an exercise price of €6.41 (issue premium included).

The OSA LLY 2019 may be exercised under the following conditions:
•10% of the OSA LLY 2019 may be exercised when the market value of a share on the regulated market of Euronext in Paris reaches €24;
•an additional 10% of the OSA LLY 2019 may be exercised when the market value of a share on the regulated market of Euronext in Paris reaches €30;
•an additional 40% of the OSA LLY 2019 may be exercised when the market value of a share on the regulated market of Euronext in Paris reaches €40;
•the balance, i.e. 40% of the OSA LLY 2019 may be exercised when the market value of a share on the regulated market of Euronext in Paris reaches €60; and
•it being specified that, in the event of a merger into another corporation or of the sale by one or several shareholders, acting alone or in concert, of the Company to one or several third parties of a number of shares resulting in a change of control, the performance conditions regarding the price of the Company’s share price on the regulated market of Euronext in Paris will be automatically waived.

The term of each stock option is 10 years from the date of grant, or, except for the OSA LLY 2019, in the event of death or disability of the optionee during such 10-year period, six months from the date of such death or disability.

In accordance with the relevant stock option plans, the Executive Board decided to lift, for two employees of the Company, the continued service condition to which the exercise of their stock options is subject, notwithstanding the termination of their employment agreement.

Free share plans

At a meeting on March 11, 2020, the Executive Board, acting pursuant to the authorization granted by the thirty-third resolution of the annual shareholders’ meeting dated April 11, 2019, granted 50,000 free shares (the “AGA 2020”) with a par value of €0.03 to Ms. Anne-Juliette Hermant, a member of the Executive Board.

In addition to the acquisition and holding conditions detailed below, the acquisition of the AGA 2020 granted to Ms. Hermant is conditioned upon the achievement of positive results in Study 1100 in 2020. The satisfaction of this performance condition was acknowledged by the Executive Board, with the approval of the Supervisory Board, on March 17, 2021.

At a meeting on March 29, 2019, the Executive Board, acting pursuant to the authorization granted by the thirty-eight resolution of the annual shareholders’ meeting dated May 23, 2018, granted 438,250 free shares (the “AGA 2019-1”) to the members of the Executive Board and employees of the Company, each with a par value of €0.03.

In addition to the acquisition and holding conditions detailed below, the acquisition of the AGA 2019-1 granted to Executive Board members was subject to NBTXR3 receiving the CE mark before June 30, 2019. The satisfaction of this performance condition was acknowledged by the Executive Board, with the prior approval of the supervisory board, on April 27, 2020.

Free share vesting conditions

The AGA 2019-1 and AGA 2020 are subject to, for French tax residents, a two-year acquisition period and a one-year holding period, and, for foreign tax residents, a three-year acquisition period. The free shares granted by the Company are definitively acquired at the end of the acquisition period as set by the Executive Board. At the end of such period, the beneficiary is the owner of the shares. However, during the holding period (as set by the Executive Board), if any, the shares may not be sold, transferred or pledged.

Unless otherwise decided by the supervisory and executive boards of the Company, the AGA 2019-1 and the AGA 2020 are subject to continued service during the acquisition period (i.e., for the AGA 2019-1, until March 29, 2021 for French tax residents and March 29, 2022 for foreign tax residents, and, for the AGA 2020, until March 11, 2022), it being specified that, failing such continued service, the beneficiary definitively and irrevocably loses his or her right to acquire the relevant AGA 2019-1 or AGA 2020.

Unless otherwise decided by the supervisory and executive boards of the Company, in the event of disability or death of a beneficiary before the end of the acquisition period, the relevant free shares shall be definitely acquired at, respectively, the date of disability or the date of the request of allocation made by his or her beneficiary in the framework of the inheritance, provided that such request is made within six months from the date of death.

At a meeting on September 22, 2020, the Executive Board acknowledged the definitive acquisition of 6,000 free shares granted on July 27, 2018 following a two-year acquisition period, thus acknowledging the related share capital increase of €180.

In accordance with the terms of the free shares, the Executive Board decided to lift, for seven Company’s employees and a former Executive Board member, the continued service condition to which the definitive acquisition of their free shares is subject, notwithstanding the termination of their employment agreement or corporate office. The impact of share-based payments on income is discussed in Note 17. As of December 31, 2020, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock-options have been updated (see Note 17).